Note 9 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9:       Related Party Transactions

The Company entered into consulting and legal agreements with certain common stockholders related to services performed for the operations and transaction related activities of the Company.  Amounts paid to or for the benefit of these stockholders was approximately $100,000 and $471,000 for the three and nine months ended September 30, 2015, respectively. Amounts paid to or for the benefit of these stockholders was approximately $293,000 and $671,000 for the three and nine months ended September 30, 2014, respectively.

Note 9:    Related Party Transactions

We entered into consulting and legal agreements with certain common stockholders related to services performed for the development and ongoing support of the Company.  Amounts incurred under these agreements were approximately $923,000 and $700,000 for the years ended December 31, 2014 and 2013, respectively.  As of December 31, 2014 approximately $282,000 was recorded in accounts payable.